AMERICAN INDEPENDENCE FUNDS TRUST
1345 Avenue of the Americas, 2nd Floor
New York, NY  10105
(212) 488-1331

December 29, 2015	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
 Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
“Sticker” Supplement Pursuant to Rule 497(e) of the Securities Act of 1933, as amended
SEC File Numbers: 811-21757; 333-124214

Dear Sir/Madam:

The interactive data file included as an exhibit to this filing mirrors the risk/return summary information in a supplement, dated December 15, 2015, to the Prospectus, dated March 1, 2015, for the Rx Dynamic Stock Fund, formerly the American Independence Stock Fund, a series of the Registrant. Such supplement (accession number: 0001324443-15-000180) is incorporated by reference into this Rule 497 Document (the “Supplement”).

The purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information for the Rx Dynamic Stock Fund using the eXtensible Business Reporting Language (XBRL).

Sincerely,

/s/ Susan L. Silva

Susan L. Silva
Treasurer and Secretary